THE COMMERCE FUNDS

The Core Equity Fund

The Growth Fund

The Value Fund

The MidCap Growth Fund

The International Equity Fund

The Asset Allocation Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Institutional Shares

Supplement dated December 2, 2005

to the Prospectus dated March 1, 2005

Effective on December 16, 2005, the section entitled “Buying Institutional Shares – Who can Buy Institutional Shares?” on page 79 of the Prospectus is deleted in its entirety. Effective on this date, Institutional Shares of each Fund will be available for purchase by any investor subject to the terms and conditions set forth in the Prospectus.

Effective on February 3, 2006, it is expected that the Service Shares Class of the Funds will convert into Institutional Shares. The Board of Trustees of the Trust has determined that the conversion of Service Shares into Institutional Shares will not have a material adverse effect on shareholders of the Institutional Shares Class.

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THE COMMERCE FUNDS

The Core Equity Fund

The Growth Fund

The Value Fund

The MidCap Growth Fund

The International Equity Fund

The Asset Allocation Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Service Shares

Supplement dated December 2, 2005

to the Prospectus dated March 1, 2005

On November 9, 2005, the Board of Trustees of the Trust, including a majority of the disinterested Trustees, approved the conversion of Service Shares of each of the Short-Term Government Fund, Bond Fund, Growth Fund, MidCap Growth Fund, International Equity Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, Value Fund, Kansas Tax-Free Intermediate Bond Fund, Core Equity Fund and Asset Allocation Fund (each, a “Fund” and together, the “Funds”) into Institutional Shares of each respective Fund (the “Conversion”) as being in the best interests of shareowners. Immediately after and as a result of the Conversion, each holder of Service Shares of a Fund shall be the owner of Institutional Shares of the same Fund with an aggregate net asset value equal to the aggregate net asset value of the Service Shares of such holder so converted. It is anticipated that the transactions contemplated by the Conversion will be tax-free for federal income tax purposes, which means that shareholders of the Service Shares Class of each Fund would not have a taxable gain or loss on the conversion of their Shares. The Board based its determination primarily on the low level of assets currently invested in Service Shares and the adviser’s projected lack of growth for the class over the short and long term. The Board determined that the Conversion will not have a material adverse effect on the shareholders of either the Institutional or Service Shares Classes.

It is expected that the Conversion will occur on or about February 3, 2006 (the “Conversion Date”). Effective on the Conversion Date, the Trust’s Amended and Restated Rule 18f-3 Plan, Shareholder Administrative Services Plan and Amended and Restated Distribution Plan (the “Distribution Plan”) shall be terminated with respect to the Service Shares Class of the Funds. The effect of the Conversion will be to reduce the expenses that Service Shares shareholders pay by approximately 25 basis points because the Institutional Class does not have a Distribution Plan.

In connection with the Conversion, effective December 16, 2005 (the “Effective Date”), the Service Shares Class will be closed to new investors, and the sales charge described in “Buying Service Shares - Sales Charge” will be eliminated. Also, on the Effective Date, the limitations on categories of persons who can invest in Institutional Shares of the Funds will be eliminated and that class will be open to all investors, including current Service Share owners who wish to purchase additional shares of the Funds (including through exchanges). Dividends and capital gains paid on Service Shares will continue to be paid in Service Shares (for those shareowners who currently have dividends and capital gains paid in Service Shares) until the Conversion Date.

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THE COMMERCE FUNDS

The Core Equity Fund

The Growth Fund

The Value Fund

The MidCap Growth Fund

The International Equity Fund

The Asset Allocation Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated December 2, 2005

to the Statement of Additional Information dated March 1, 2005

As announced in the Supplement dated December 2, 2005, to the Service Shares Prospectus dated March 1, 2005, the Board of Trustees of the Trust, including a majority of the disinterested Trustees, approved the conversion of Service Shares of each of the Short-Term Government Fund, Bond Fund, Growth Fund, MidCap Growth Fund, International Equity Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, Value Fund, Kansas Tax-Free Intermediate Bond Fund, Core Equity Fund and Asset Allocation Fund (each, a “Fund” and together, the “Funds”) into Institutional Shares of each respective Fund (the “Conversion”) as being in the best interests of shareowners. It is expected that the Conversion will occur on or about February 3, 2006 (the “Conversion Date”).

In connection with the Conversion, effective December 16, 2005 (the “Effective Date”), the Service Shares Class will be closed to new investors, and the sales charge associated with the purchase of Service Shares will be eliminated. Also, on the Effective Date, the limitations on categories of persons who can invest in Institutional Shares of the Funds will be eliminated and that class will be open to all investors, including current Service Share owners who wish to purchase additional shares of the Funds.

As of the Effective Date, the first four paragraphs and the tabular information under the heading “Public Offering Price” in the section “ADDITIONAL PURCHASE AND REDEMPTION INFORMATION” on page 52-53 of the Statement of Additional Information is hereby amended to reflect that the Service Shares Class has discontinued the sales charges as of December 16, 2005 and that the Institutional Shares Class will be open to all investors.

As of the Conversion Date, all reference to Service Shares in the section “DESCRIPTION OF SHARES” on page 58 of the Statement of Additional Information will be deleted. Also, on the Conversion Date, all references to the Distribution Plan and Shareholder Administrative Services Plan for the Services Shares Class described in the section “THE DISTRIBUTION PLAN AND THE SHAREHOLDER ADMINISTRATIVE SERVICES PLANS” on page 83 of the Statement of Additional Information will be deleted.

Effective the Conversion Date, each Fund will offer only one class of shares: Institutional Shares.

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